Filed via EDGAR

August 14, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Williamsburg Investment Trust

File No. 033-25301

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectuses of each series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on August 2, 2018. The Prospectuses and Statements of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/346-4181 if you have any questions concerning this filing.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Assistant Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com